CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Treasury shares, shares	261,250	367,810